Stock-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation and Employee Benefit Plans [Abstract]
Schedule of Option Activity Under the Company’s Stock Option Plans

The following table presents option activity under the Company’s stock option plans for the years ended December 31, 2024 and 2023:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	896	$22,770.75	$—
Forfeited	(14)	114.14
Expired	(194)	792.69
Options outstanding at December 31, 2023	688	$23,938.80	$—
Granted	—
Forfeited	(449)	26,095.64
Expired	(23)	10,710.00
Options outstanding at December 31, 2024	216	$18,610.56	$—
Options vested and exercisable as of December 31, 2024	210	$18,725.71
Options vested and expected to vest as of December 31, 2024	216	$18,610.56

Schedule of Options Vested and Exercisable

The following table summarizes information about options vested and exercisable at December 31, 2024:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price
$14,580.00	84	3.08	$14,580.00
$6,840.00	73	0.97	$6,840.00
$41,520.00	49	4.39	$41,520.00
$43,470.00	4	6.22	$43,470.00

The following table summarizes information about options expected to vest after December 31, 2024:

	Options Vested and Expected to Vest
Price ($)	Number of Options	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price
$14,580.00	90	2.61	$14,580.00
$6,840.00	73	0.97	$6,840.00
$41,520.00	49	4.39	$41,520.00
$43,470.00	4	6.22	$43,470.00

Schedule of Restricted Stock Unit Activity

The following table presents restricted stock unit activity under the 2022 Plan for the year ended December 31, 2024:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2023	513	$3,461.25
Granted	—	—
Vested	(161)	3,462.00
Forfeited	(209)	3,462.00
Unvested at December 31, 2023	143	$3,462.00
Granted	238,874	9.60
Vested	(85,921)	9.15
Forfeited	(50,229)	7.05
Unvested at December 31, 2024	102,867	$17.42